Benefit Plans - Summary of Significant Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.75%	3.75%
Rate of compensation increase	3.50%	3.50%
Weighted-average assumptions used to determine benefit cost:
Discount rate	3.75%	3.75%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%